Long-Term Debt (Details Narrative) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Jul. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Weighted average interest rate on debt	2.85%		3.09%
Revolving credit agreement		$ 50,000
Line of Credit Facility, Revolving Credit Conversion to Term Loan, Description	LIBOR, subject to a floor of 1.00%, plus an applicable margin rate of 2.00%. As of December 31, 2021, $20.0 million was drawn on the revolver, and we had $30.0 million available. The revolver replaces the Bank of America revolving credit facility that was entered in 2019 with a total capacity of $75.0 million
Minimum [Member]
Debt Instrument [Line Items]
Interest rates on the secured notes	1.29%
Interest rates on the mortgage notes	3.84%
Maximum [Member]
Debt Instrument [Line Items]
Interest rates on the secured notes	5.49%
Interest rates on the mortgage notes	5.99%